REVENUE CLASSES AND CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
REVENUE CLASSES AND CONCENTRATIONS
REVENUE CLASSES AND CONCENTRATIONS

NOTE 10 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022

Revenue by product/service lines:

Retail	$248,429	$1,502,204
Distribution	1,845	493
Services	5,469,096	48,845
Total	$5,719,370	$1,551,542

Revenue by subsidiary:

Singlepoint (parent company)	$4,883	$6,403
Boston Solar	5,437,441	-
Box Pure Air	242,757	1,493,767
Direct Solar America	10,800	-
DIGS	2,634	2,527
Energy Wyze	20,855	48,845
Total	$5,719,370	$1,551,542

No customer comprised 10% or greater of the Company’s revenue for the three months ended March 31, 2023.  One customer comprised 94% of the Company’s revenue for the three months ended March 31, 2022.

NOTE 10 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021

Revenue by product/service lines:

Retail	$2,309,535	$405,970
Distribution	2,931	15,591
Services	19,473,683	387,341
Total	$21,786,149	$808,902

Revenue by subsidiary:

SinglePoint (parent company)	$26,888	$35,326
Boston Solar	19,124,124	-
Box Pure Air	2,277,732	348,877
Direct Solar America	177,879	241,042
DIGS	7,846	37,358
Energy Wyze	171,680	146,299
Total	$21,786,149	$808,902

No customers comprised 10% or greater of the Company's revenue for the years ended December 31, 2022 and 2021. One customer comprised 27% of the Company’s accounts receivable as of December 31, 2022. No customer comprised 10% or greater of the Company’s accounts receivable as of December 31, 2021.